Condensed Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Condensed Consolidated Statements of Comprehensive Income/(Loss)
Loss for the period	SFr (13,516)	SFr (52,004)
Items that will be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	23	72
Items that will not to be reclassified to income or loss in subsequent periods (net of tax):
Remeasurement gains on defined-benefit plans (net of tax)	178	7,559
Total comprehensive loss, net of tax	SFr (13,315)	SFr (44,373)